GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 4,618	[1]	$ 4,696
Impairment	(224)		(51)
Currency translation	(578)		(27)
Goodwill at end of period	3,816		4,618	[1]
Russia
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	2,434		2,312
Currency translation	(416)		122
Goodwill at end of period	2,018		2,434
Algeria
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	1,340		1,393
Impairment	(125)
Currency translation	(39)		(53)
Goodwill at end of period	1,176		1,340
Pakistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	468		497
Currency translation	(97)		(29)
Goodwill at end of period	371		468
Kazakhstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	177		176
Currency translation	(24)		1
Goodwill at end of period	153		177
Kyrgyzstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	128		145
Impairment	(74)		(17)
Goodwill at end of period	54		128
Uzbekistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	46		114
Currency translation	(2)		(68)
Goodwill at end of period	44		46
Armenia
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	25		59
Impairment	(25)		(34)
Goodwill at end of period	$ 0		$ 25

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).